Note 5 - Accounts Payable and Accrued Liabilities (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		208 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Apr. 15, 2014
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accrued Payroll Taxes, Current	$ 683,071		$ 683,071		$ 607,134	$ 411,670	$ 607,134
Tax Lien, Amount					6,164		6,164		675,057
Accounts Payable, Current	4,669,290		4,669,290		3,247,095		3,247,095
Loss on Purchase Commitments	481,301	493,328	1,422,195	1,469,357	1,965,482	783,593	2,749,075
Yeso Med [Member] | Related to Minimum Purchase Requirement [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts Payable, Current	4,171,270		4,171,270		2,749,075	783,593	2,749,075
Yeso Med [Member] | Product Purchase [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts Payable, Current	208,501		208,501		208,501	208,258	208,501
Yeso Med [Member] | Equipment Purchase [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accounts Payable, Current	289,519		289,519		289,519	289,009	289,519
Yeso Med [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Long-term Purchase Commitment, Period								5 years
Long-term Purchase Commitment, Minimum Quantity Required					2,500,000			2,500,000
Purchase Commitment, Percentage of Supply Price								50.00%
Accounts Payable, Current					3,247,095	1,280,860	3,247,095
Loss on Purchase Commitments			$ 1,422,195	$ 1,469,357	$ 1,965,482	$ 783,593